Business Segments (Financial Information by Business Segment) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Business segment information
Net revenue:	¥ 2,904,800	¥ 2,495,400
Net interest income	1,490,149	1,266,447
Operating expenses	1,610,300	1,423,100
Operating profit (loss)	1,294,500	1,072,300
Fixed assets:	1,365,200	1,376,900
Increase in fixed assets	97,900	114,000
Depreciation	90,200	90,200
BK and TB
Business segment information
Net revenue:	1,563,000	1,509,800
Net interest income	905,200	886,500
Net fees	434,300	408,800
Other	223,500	214,500
Other than BK and TB
Business segment information
Net revenue:	1,341,800	985,600
Operating Segments | Customer Business
Business segment information
Net revenue:	2,553,900	2,074,300
Operating expenses	1,413,600	1,221,500
Operating profit (loss)	1,140,300	852,800
Fixed assets:	777,200	758,000
Increase in fixed assets	75,200	88,000
Depreciation	68,300	67,700
Operating Segments | BK and TB | Customer Business
Business segment information
Net revenue:	1,294,500	1,160,500
Net interest income	763,700	660,700
Net fees	460,000	427,000
Other	70,800	72,800
Operating Segments | Other than BK and TB | Customer Business
Business segment information
Net revenue:	1,259,400	913,800
Operating Segments | Retail & Digital Business Group | Customer Business
Business segment information
Net revenue:	457,100	409,300
Operating expenses	328,400	310,700
Operating profit (loss)	128,700	98,600
Fixed assets:	250,700	231,400
Increase in fixed assets	22,500	25,100
Depreciation	15,900	11,300
Operating Segments | Retail & Digital Business Group | BK and TB | Customer Business
Business segment information
Net revenue:	190,300	155,700
Net interest income	149,300	123,800
Net fees	39,300	30,200
Other	1,700	1,700
Operating Segments | Retail & Digital Business Group | Other than BK and TB | Customer Business
Business segment information
Net revenue:	266,800	253,600
Operating Segments | Commercial Banking & Wealth Management Business Group | Customer Business
Business segment information
Net revenue:	339,100	283,600
Operating expenses	210,800	202,300
Operating profit (loss)	128,300	81,300
Fixed assets:	179,700	170,300
Increase in fixed assets	17,300	16,900
Depreciation	10,200	9,100
Operating Segments | Commercial Banking & Wealth Management Business Group | BK and TB | Customer Business
Business segment information
Net revenue:	227,700	189,500
Net interest income	122,200	93,700
Net fees	85,400	78,700
Other	20,100	17,100
Operating Segments | Commercial Banking & Wealth Management Business Group | Other than BK and TB | Customer Business
Business segment information
Net revenue:	111,400	94,100
Operating Segments | Japanese Corporate & Investment Banking Business Group | Customer Business
Business segment information
Net revenue:	502,900	455,900
Operating expenses	188,300	182,200
Operating profit (loss)	314,600	273,700
Fixed assets:	165,500	163,500
Increase in fixed assets	20,500	22,600
Depreciation	20,400	21,400
Operating Segments | Japanese Corporate & Investment Banking Business Group | BK and TB | Customer Business
Business segment information
Net revenue:	405,900	371,700
Net interest income	253,100	230,900
Net fees	119,000	104,700
Other	33,800	36,100
Operating Segments | Japanese Corporate & Investment Banking Business Group | Other than BK and TB | Customer Business
Business segment information
Net revenue:	97,000	84,200
Operating Segments | Global Commercial Banking Business Group | Customer Business
Business segment information
Net revenue:	577,300	310,800
Operating expenses	302,200	174,600
Operating profit (loss)	275,100	136,200
Fixed assets:	1,800	1,500
Increase in fixed assets	300	200
Depreciation	100	100
Operating Segments | Global Commercial Banking Business Group | BK and TB | Customer Business
Business segment information
Net revenue:	19,800	19,500
Net interest income	19,800	19,100
Net fees	0	0
Other	0	400
Operating Segments | Global Commercial Banking Business Group | Other than BK and TB | Customer Business
Business segment information
Net revenue:	557,500	291,300
Operating Segments | Asset Management & Investor Services Business Group | Customer Business
Business segment information
Net revenue:	244,400	205,700
Operating expenses	175,500	147,600
Operating profit (loss)	68,900	58,100
Fixed assets:	21,300	22,100
Increase in fixed assets	4,000	7,300
Depreciation	3,900	4,000
Operating Segments | Asset Management & Investor Services Business Group | BK and TB | Customer Business
Business segment information
Net revenue:	67,700	56,800
Net interest income	12,600	6,500
Net fees	55,000	50,300
Other	100	0
Operating Segments | Asset Management & Investor Services Business Group | Other than BK and TB | Customer Business
Business segment information
Net revenue:	176,700	148,900
Operating Segments | Global Corporate & Investment Banking Business Group | Customer Business
Business segment information
Net revenue:	433,100	409,000
Operating expenses	208,400	204,100
Operating profit (loss)	224,700	204,900
Fixed assets:	158,200	169,200
Increase in fixed assets	10,600	15,900
Depreciation	17,800	21,800
Operating Segments | Global Corporate & Investment Banking Business Group | BK and TB | Customer Business
Business segment information
Net revenue:	383,100	367,300
Net interest income	206,700	186,700
Net fees	161,300	163,100
Other	15,100	17,500
Operating Segments | Global Corporate & Investment Banking Business Group | Other than BK and TB | Customer Business
Business segment information
Net revenue:	50,000	41,700
Operating Segments | Global Markets Business Group
Business segment information
Net revenue:	361,200	376,500
Operating expenses	158,700	149,000
Operating profit (loss)	202,500	227,500
Fixed assets:	95,300	110,900
Increase in fixed assets	10,700	13,300
Depreciation	15,400	15,600
Operating Segments | Global Markets Business Group | BK and TB
Business segment information
Net revenue:	227,400	226,500
Net interest income	56,900	97,300
Net fees	(12,000)	(8,500)
Other	182,500	137,700
Operating Segments | Global Markets Business Group | Other than BK and TB
Business segment information
Net revenue:	133,800	150,000
Other
Business segment information
Net revenue:	(10,300)	44,600
Operating expenses	38,000	52,600
Operating profit (loss)	(48,300)	(8,000)
Fixed assets:	492,700	508,000
Increase in fixed assets	12,000	12,700
Depreciation	6,500	6,900
Other | Subsidiaries
Business segment information
Fixed assets:	1,820,300	1,344,500
Other | BK and TB
Business segment information
Net revenue:	41,100	122,800
Net interest income	84,600	128,500
Net fees	(13,700)	(9,700)
Other	(29,800)	4,000
Other | Other than BK and TB
Business segment information
Net revenue:	¥ (51,400)	¥ (78,200)